Accounts Receivable - Net	9 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Accounts Receivable - Net
6. ACCOUNTS RECEIVABLE—NET
As of September 30, 2023 and December 31, 2022, Accounts receivable – net was $64.8 million and $36.5 million, respectively.
$42.2 million and $18.9 million of the Accounts receivable balance at September 30, 2023 and December 31, 2022, respectively, consisted of uncollateralized payment processor obligations due under normal trade terms typically requiring payment within three business days. Credit risk with respect to accounts receivable from payment processing entities is limited due to the consolidation of those receivables with large financial institutions and the frequency with which the receivables turn over.
$7.8 million and $1.0 million of the Accounts receivable balance at September 30, 2023 and December 31, 2022, respectively, consisted of amounts due from marketplace ticket sellers for canceled events and costs of replacement tickets. We recorded an allowance for credit losses of $4.0 million and $0.1 million at September 30, 2023 and December 31, 2022, respectively, to reflect potential challenges in collecting funds from marketplace ticket sellers. The allowance for credit losses increased during the nine months ended September 30, 2023 as certain ticket sellers on the marketplace platform generated balances in excess of their existing payables, creating a greater risk of credit losses on these receivables.
$12.1 million and $11.7 million of the Accounts receivable balance at September 30, 2023 and December 31, 2022, respectively, consisted of amounts due from distribution partners for cancellation charges, primarily related to canceled events. We recorded an allowance for credit losses of $5.0 million and $3.6 million at September 30, 2023 and December 31, 2022, respectively, to reflect potential challenges in collecting funds from distribution partners, particularly for amounts due upon usage of store credit previously issued to buyers.
Accounts receivable balances are stated net of allowance for credit losses and bad debt expense is presented as a reduction of Revenues in the Condensed Consolidated Statement of Operations.
There were no write-offs for the three and nine months ended September 30, 2023 and 2022.